UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2013	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (3.6%)
Engility Holdings*	28,316	$923
Exelis	117,600	1,738
L-3 Communications Holdings, Cl 3	151,300	14,094
Northrop Grumman	176,500	16,248
Raytheon	168,800	12,127

		45,130

Agricultural Operations (0.7%)
Archer-Daniels-Midland	231,300	8,435

Agricultural Products (0.6%)
Ingredion	120,500	8,098

Aircraft (0.8%)
Lockheed Martin	80,000	9,610

Apparel Retail (0.3%)
Abercrombie & Fitch, Cl A	82,100	4,094

Application Software (0.6%)
Amdocs	179,100	6,890

Asset Management & Custody Banks (2.3%)
Ameriprise Financial	204,700	18,218
State Street	146,700	10,221

		28,439

Automotive (2.5%)
Autoliv	109,200	8,929
CST Brands*	36,344	1,185
Ford Motor	619,000	10,449
TRW Automotive Holdings*	145,400	10,659

		31,222

Banks (10.1%)
Bank of America	775,400	11,321
Fifth Third Bancorp	415,700	7,994
Huntington Bancshares	1,055,300	9,023
JPMorgan Chase	635,900	35,439
Keycorp	493,100	6,060
PNC Financial Services Group	163,500	12,434
Regions Financial	602,700	6,033
SunTrust Banks	136,350	4,743
Wells Fargo	790,600	34,391

		127,438

Biotechnology (1.8%)
Amgen	150,900	16,341
United Therapeutics*	81,149	6,073

		22,414

Cable & Satellite (1.8%)
DIRECTV*	212,600	13,451
Time Warner Cable, Cl A	83,929	9,574

		23,025

	Shares	Value (000)
Casinos & Gaming (0.4%)
International Game Technology	260,400	$4,810

Chemicals (1.4%)
Eastman Chemical	104,000	8,365
Huntsman	321,000	5,784
Olin	165,200	4,031

		18,180

Commercial Printing (1.2%)
Deluxe	178,700	7,329
RR Donnelley & Sons	410,800	7,801

		15,130

Commodity Chemicals (0.5%)
Cabot	144,300	5,919

Computer & Electronics Retail (0.4%)
GameStop, Cl A	86,500	4,244

Computers & Services (3.3%)
Hewlett-Packard	369,800	9,496
Seagate Technology	363,300	14,862
United Online	322,000	2,615
Western Digital	226,900	14,608

		41,581

Construction & Engineering (0.6%)
EMCOR Group	80,100	3,306
Tutor Perini*	232,100	4,591

		7,897

Consumer Discretionary (0.6%)
Energizer Holdings	81,700	8,317

Drug Retail (1.5%)
CVS Caremark	179,400	11,031
Walgreen	150,900	7,583

		18,614

Electrical Services (2.2%)
American Electric Power	193,100	8,950
Entergy	135,300	9,133
Public Service Enterprise Group	277,900	9,390

		27,473

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	30,600	5,998

Financial Services (4.3%)
Capital One Financial	89,300	6,164
Citigroup	427,600	22,295
Discover Financial Services	156,400	7,743
Goldman Sachs Group	83,100	13,631
Morgan Stanley	155,100	4,220

		54,053

Food, Beverage & Tobacco (0.8%)
Tyson Foods, Cl A	353,500	9,764

Schedule of Investments July 31, 2013	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
General Merchandise Stores (1.0%)
Big Lots*	145,700	$5,264
Target	108,600	7,738

		13,002

Health Care Equipment (2.7%)
Baxter International	64,600	4,718
Medtronic	118,400	6,541
St. Jude Medical	196,800	10,310
Zimmer Holdings	150,700	12,581

		34,150

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	113,000	15,135

Insurance (11.6%)
Aetna	250,300	16,062
Allstate	323,300	16,482
American Financial Group	239,300	12,370
Assurant	138,400	7,496
Chubb	53,900	4,662
CIGNA	75,000	5,837
Genworth Financial, Cl A*	393,400	5,110
Hartford Financial Services Group	182,400	5,629
Lincoln National	290,600	12,109
Magellan Health Services*	102,500	5,858
MetLife	146,100	7,074
Prudential Financial	187,200	14,783
Stancorp Financial Group	122,100	6,482
Travelers	156,800	13,101
WellPoint	144,300	12,346

		145,401

IT Consulting & Other Services (0.5%)
SAIC	424,400	6,489

Machinery (2.3%)
AGCO	178,700	10,052
Caterpillar	86,300	7,155
Deere	140,500	11,671

		28,878

Office Electronics (0.5%)
Xerox	699,500	6,785

Office Equipment (0.3%)
Steelcase, Cl A	284,000	4,328

Oil & Gas Equipment & Services (0.3%)
McDermott International*	418,000	3,616

Petroleum & Fuel Products (14.9%)
Apache	75,700	6,075
Chevron	338,400	42,601
ConocoPhillips	347,600	22,545
Exxon Mobil	403,500	37,828
Helmerich & Payne	71,900	4,544
Marathon Oil	355,500	12,926
Marathon Petroleum	171,600	12,584
Murphy Oil	74,200	5,025
Nabors Industries	259,700	3,997

	Shares	Value (000)
Petroleum & Fuel Products (continued)
Phillips 66	219,400	$13,493
Stone Energy*	217,700	5,303
Tesoro	156,100	8,874
Valero Energy	327,100	11,701

		187,496

Petroleum Refining (1.0%)
Hess	161,300	12,010

Pharmaceuticals (5.6%)
Abbott Laboratories	128,200	4,696
AbbVie	128,200	5,830
Endo Health Solutions*	156,100	6,004
Merck	293,500	14,138
Pfizer	1,160,200	33,913
Questcor Pharmaceuticals	90,096	6,020

		70,601

Printing & Publishing (1.7%)
Gannett	413,700	10,657
Lexmark International, Cl A	263,400	9,875

		20,532

Reinsurance (2.0%)
Everest Re Group	96,000	12,819
PartnerRe	59,500	5,328
Validus Holdings	215,100	7,621

		25,768

Retail (3.4%)
Kohl’s	192,400	10,193
Kroger	457,500	17,966
Safeway	558,300	14,399

		42,558

Semi-Conductors/Instruments (2.3%)
FLIR Systems	152,000	4,936
Intel	673,700	15,697
Sanmina*	114,223	1,880
Vishay Intertechnology*	486,600	7,002

		29,515

Steel & Steel Works (1.1%)
Reliance Steel & Aluminum	120,300	8,445
Steel Dynamics	382,500	5,952

		14,397

Technology Distributors (0.5%)
Insight Enterprises*	277,400	5,934

Telephones & Telecommunications (3.8%)
Cisco Systems	1,058,900	27,055
Corning	682,200	10,362
Harris	177,900	10,153

		47,570

Total Common Stock (Cost $946,664)		1,250,940

Schedule of Investments July 31, 2013	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount	Value (000)
Repurchase Agreement (0.6%)
Morgan Stanley 0.010%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $8,236,393 (collateralized by a U.S. Treasury Notes, par value $2,233,243 - $5,452,000, 2.625% - 3.500%, 12/31/2014 - 2/15/2018; with total market value $8,401,175)	$8,236	$8,236

Total Repurchase Agreement (Cost $8,236)		8,236

Total Investments — 100.1% (Cost $954,900) †		$1,259,176

Percentages are based on Net Assets of $1,257,537 (000).

Cl	Class

*	Non-income producing security.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $954,900 (000), and the unrealized appreciation and depreciation were $353,642 (000) and ($49,366 (000)) respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,250,940	$—	$—	$1,250,940
Repurchase Agreement	—	8,236	—	8,236
Total Investments in Securities	$1,250,940	$8,236	$—	$1,259,176

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013